Business Combinations (Details) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 16, 2020	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2021
Business Acquisition [Line Items]
Total consideration	$ 236,887,000
Issuance of common stock		17,541,838	17,541,838	17,838,476
Customer Relationships [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired	24,839,000
Useful Life			7 years
Trade Names [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired	83,033,000
Useful Life			30 years
Reef Kitchens License Agreement [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired	8,882,000
Useful Life			10 years
BurgerFi Holdings, LLC [Member]
Business Acquisition [Line Items]
Total consideration	236,887,000
Cash payment	30,000,000
Shares issued to acquire business	$ 103,680,000	$ 103,680,000
Issuance of common stock	6,603,773
Contingent consideration	$ 103,207,000
Additional common stock issued	9,356,459
Share-based compensation arrangement by share-based payment award, fair value assumptions average amount			$ 103,207,000
BurgerFi Holdings, LLC [Member] | Earnout Tranche One [Member]
Business Acquisition [Line Items]
Additional common stock issued	3,947,368
Shares issued, price per share	$ 19.00
BurgerFi Holdings, LLC [Member] | Earnout Tranche Two [Member]
Business Acquisition [Line Items]
Additional common stock issued	3,409,091
Shares issued, price per share	$ 22.00
BurgerFi Holdings, LLC [Member] | Earnout Tranche Three [Member]
Business Acquisition [Line Items]
Additional common stock issued	2,000,000
Shares issued, price per share	$ 25.00